Share-based compensation - Summary of Share-Based Compensation (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	CAD 8	CAD 12
Options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	1	1
PSU Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	1	1
DSU Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation		1
RPSU Plan - equity method [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	7	6
RPSU Plan - liability method [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	CAD (1)	CAD 3